Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities:
Net loss for the year	$ (23,118,992)	$ (8,596,516)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock option compensation	100,699	159,218
Depreciation	63,012	104,143
Write-down of equipment	193,750	622,969
Loss on disposition of property, plant and equipment		8,410
Unrealized (gain) loss on marketable equity securities	(1,077,839)	7,165
Amortized interest on term deposits	(1,663,116)	(122,627)
Changes in non-cash working capital:
Decrease in income tax receivable		591,735
Increase in income tax payable	9,707,779
Increase in severance accrual	211,530	531,981
Increase (decrease) in contingent value rights accrual	(172,077)	111,835
Net decrease in prepaid expense and other	169,451	47,724
Net increase in payables and accrued expenses	66,202	171,379
Net cash used in operating activities	(7,428,497)	(6,362,584)
Cash Flows from Investing Activities:
Purchase of term deposits	(46,594,349)	(27,376,561)
Proceeds from maturity of term deposits	46,395,438
Proceeds from disposition of property, plant and equipment	775,000	2,004
Net cash provided by (used in) investing activities	576,089	(27,374,557)
Cash Flows from Financing Activities:
Proceeds from the exercise of stock options	1,081
Net cash provided by financing activities	1,081
Change in Cash and Cash Equivalents:
Net decrease in cash and cash equivalents	(6,851,327)	(33,737,141)
Cash and cash equivalents - beginning of year	15,380,489	49,117,630
Cash and cash equivalents - end of year	$ 8,529,162	$ 15,380,489